Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.

	For the years ended December 31,
(in thousands)	2018	2017	2016
Net sales	$23,358	$3,852	$1,360

	As of December 31,
(in thousands)	2018	2017
Other long-term assets	$24,300	$17,713
Accrued and other current liabilities	$5,488	$9,028
Other long-term liabilities	$—	$3,075